Business Combination, Significant Transaction and Sale of Business (Details 10) - Dana Engineering Ltd [Member] $ in Thousands	Feb. 06, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets, excluding cash acquired	$ (9,270)
Intangible assets	5,311
Deferred taxes	(1,138)
Non-controlling interests	(5,235)
Goodwill	9,746
Total assets acquired net of acquired cash	$ (586)